Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	New Frontier Health Corp
Entity Central Index Key	0001737422
Entity Emerging Growth Company	true
Entity Ex Transition Period	false